PROSPECTUS SUPPLEMENT

               ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS
          SEPARATE ACCOUNT B SUPPLEMENT DATED JANUARY 26, 2005 TO YOUR
                   CURRENT VARIABLE ANNUITY PRODUCT PROSPECTUS

This supplement updates certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

Effective April 29, 2005, and pursuant to applicable regulatory approvals, ING USA Annuity and Life Insurance Company (the "Company") and Separate Account B the ("Separate Account") will replace certain funds in which sub-accounts of the Separate Account invest (the "Replaced Funds") with certain other funds (the "Substitute Funds"), as follows:


------------------------------------------------------------- --------------------------------------------------------------
                       Replaced Funds                                               Substitute Funds
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
ING Van Kampen Equity and Income Portfolio - Service Class    ING Van Kampen Equity and Income Portfolio -
                                                              Initial Class
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares               ING Van Kampen Equity and Income Portfolio -
                                                              Initial Class
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Service Shares        ING Oppenheimer Strategic Income Portfolio - Service  Class
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Janus Aspen Growth Portfolio - Service Shares                 ING American Century Select Portfolio - Initial Class
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares       ING Oppenheimer Global Portfolio - Initial Class
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares        ING Oppenheimer Global Portfolio - Initial Class
------------------------------------------------------------- --------------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares           ING Oppenheimer Strategic Income Portfolio - Service Class
------------------------------------------------------------- --------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Effective April 29, 2005, the sub-accounts which invest in the Substitute Funds will be available through your variable annuity contract, and all references in your contract's prospectus to the name of a Replaced Fund will be replaced with the name of the corresponding Substitute Fund.

o After April 29, 2005, the effective date of the substitutions, the sub-accounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to sub-accounts which invest in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the sub-account which invests in the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

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

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below and in each Substitute Fund's prospectus.

o The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below and in each Substitute Fund's prospectus.

o A prospectus for each of the Substitute Funds accompanies this supplement. Read these prospectuses carefully before deciding what to do with amounts allocated to sub-accounts which invest in the Replaced Funds.

SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of December 31, 2003. See the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
                                                                                                    FEES AND
                                                                                   TOTAL GROSS      EXPENSES       TOTAL NET
                                  MANAGEMENT FEES    DISTRIBUTION       OTHER      ANNUAL FUND      WAIVED OR     ANNUAL FUND
           FUND NAME                                 (12B-1) FEES     EXPENSES      EXPENSES       REIMBURSED       EXPENSES
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
ING American Century Select
Portfolio - Initial Class 1, 2         0.64%             0.00%          0.02%         0.66%           0.00%          0.66%
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
ING Oppenheimer Global
Portfolio - Initial Class 2            0.60%             0.00%          0.06%         0.66%           0.00%          0.66%
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
ING Oppenheimer Strategic
Income Portfolio - Service             0.50%             0.00%          0.29%         0.79%           0.04%          0.75%
Class 3, 4, 5
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------
ING Van Kampen Equity and
Income Portfolio - Initial             0.55%             0.00%          0.02%         0.57%           0.00%          0.57%
Class 1, 2
--------------------------------- ----------------- ---------------- ------------ -------------- ---------------- -------------

1. Effective December 1, 2004 Management (advisory) Fees have been restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.65% to 0.64%; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

2. Effective December 1, 2004, the administrative fees (Other Expenses) have been restated to reflect a decrease as follows: from 0.20% to 0.02% for the ING American Century Select Portfolio and the ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

3. The fees and expenses shown in the table above are based on estimated expenses for the current fiscal year. 4. Included in Other Expenses is a shareholder services fee of 0.25% of the average daily net assets of Service Class

     Shares to compensate insurance companies, broker-dealers or other financial intermediaries that provide administrative services to the Service Class Shares and their shareholders.

5. The Administrator of this portfolio has contractually agreed to waive all or a portion of its administrative service fees and/or reimburse administrative expenses for the portfolio so that the Net Annual Expenses for the portfolio do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Expenses would be 0.79%.

Certain of the sub-advisers for the Substitute Funds have voluntarily agreed to pay for or reimburse the Companies or their affiliates for certain printing, mailing, transaction and/or transition costs associated with the substitutions. These payments are not disclosed in the Fund Fees and Expenses Table above, and they do not increase directly or indirectly the fees and expenses you will pay as a consequence of the substitutions.

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


SUBSTITUTE FUND INVESTMENT ADVISERS/SUB-ADVISERS AND INVESTMENT OBJECTIVES. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

---------------------------------------- ---------------------------------------------- ---------------------------------------
                                         INVESTMENT ADVISER/
  FUND NAME                              SUBADVISER                                     INVESTMENT OBJECTIVE

---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING AMERICAN CENTURY SELECT PORTFOLIO    INVESTMENT ADVISER:                            Seeks long-term capital growth.
                                         -------------------
                                         ING Life Insurance and Annuity Company

                                         SUB-ADVISER:
                                         American Century Investment Management, Inc.

---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO         INVESTMENT ADVISER:                            Seeks capital appreciation.
                                         ------------------
                                         ING Life Insurance and Annuity Company

                                         SUBADVISER:
                                         OppenheimerFunds, Inc.

---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING OPPENHEIMER STRATEGIC INCOME         INVESTMENT ADVISER:                            Seeks a high level of current income
PORTFOLIO                                -------------------                            principally derived from interest on
                                         ING Life Insurance and Annuity Company         debt securities.
                                         SUB-ADVISER:
                                         -----------
                                         OppenheimerFunds, Inc.

---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING VAN KAMPEN EQUITY AND INCOME         INVESTMENT ADVISER:                            Seeks total return, consisting of
                                         -------------------                            long-term capital appreciation and
PORTFOLIO                                ING Life Insurance and Annuity Company         current income.
                                         SUB-ADVISER:
                                         -----------
                                         Morgan Stanley Investment Management Inc.
                                         (doing business as Van Kampen)

---------------------------------------- ---------------------------------------------- ---------------------------------------




















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